Risk Management Section - Non-performing Loans: ING Bank portfolio, outstandings by economic sector (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non performing Loans [line items]
Non Performing Loans	€ 12,481	€ 13,597
Private Individuals [member]
Non performing Loans [line items]
Non Performing Loans	4,094	4,382
Natural resources [Member]
Non performing Loans [line items]
Non Performing Loans	1,742	1,387
Real estate [member]
Non performing Loans [line items]
Non Performing Loans	1,523	1,808
Transportation & Logistics [member]
Non performing Loans [line items]
Non Performing Loans	983	1,056
Builders & Contractors [member]
Non performing Loans [line items]
Non Performing Loans	863	955
General Industries [Member]
Non performing Loans [line items]
Non Performing Loans	612	710
Services [Member]
Non performing Loans [line items]
Non Performing Loans	578	689
Food, Beverages & Personal Care [member]
Non performing Loans [line items]
Non Performing Loans	570	705
Other [member]
Non performing Loans [line items]
Non Performing Loans	€ 1,516	€ 1,905